Dividends (Tables)	12 Months Ended
Mar. 31, 2014
Schedule of Dividends Payable

Dividends on preferred stock and common stock during the fiscal years ended March 31, 2012, 2013 and 2014 were as follows:

2012	Cash dividends (1)

Class of stock	Per share	In aggregate (2)
	(in yen)	(in millions of yen)
Eleventh series class XI preferred stock	30	12,173
Thirteenth series class XIII preferred stock	45	1,651
Common stock	9	202,684

Total		216,508

2013	Cash dividends

Class of stock	Per share	In aggregate (2)
	(in yen)	(in millions of yen)
Eleventh series class XI preferred stock	20	7,451
Thirteenth series class XIII preferred stock	30	1,101
Common stock	6	144,170

Total		152,722

2014	Cash dividends

Class of stock	Per share	In aggregate (2)
	(in yen)	(in millions of yen)
Eleventh series class XI preferred stock	20	6,717
Thirteenth series class XIII preferred stock (3)	15	550
Common stock	6	144,998

Total		152,265

Notes:

(1)	As MHFG commenced distributing an interim dividend from the fiscal year ended March 31, 2012, the amounts for the fiscal year include such interim dividends.
(2)	Dividends paid on treasury stock are excluded.
(3)	On July 11, 2013, MHFG acquired and cancelled all of the shares of the thirteenth series class XIII preferred stock. Consequently, the amount for the fiscal year does not include interim dividends.